Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other non-current liabilities
Jackpot liabilities	$ 226,264
Finance leases	71,548	$ 79,695
Royalties payable	38,311
Deferred revenue	38,308	50,391
Reserve for uncertain tax positions	29,970	7,906
Staff severance fund	11,385	12,224
Long-term provisions	10,888	15,829
Contingent liabilities	6,945	8,438
Other	28,874	25,934
Total other non-current liabilities	$ 462,493	$ 200,417